Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum operating lease commitments consisted of the following at December 31, 2018:
Fiscal Year Ended June 30,	Amount (USD)
Remainder 2019	$13,951
2020	$27,900
2021	$27,900
Future minimum operating lease commitments consisted of the following at June 30, 2018:
Year Ended June 30,	Amount (USD)
2019	$29,300
2020	$29,300
2021	$24,417